Redeemable noncontrolling interests	12 Months Ended
Dec. 31, 2024
Redeemable noncontrolling interests
Redeemable noncontrolling interests
17	Redeemable noncontrolling interests

The fair value of the redeemable noncontrolling interests for SendCloud was determined using the income approach. The fair value estimate of redeemable noncontrolling interests is based on significant inputs considered by market participants which mainly include (a) discount rate, (b) projected terminal value based on future cash flows, (c) adjustment for lack of control and (d) value of redemption right held by the noncontrolling interest shareholders (the “NCI shareholders”). The redeemable noncontrolling interests represent the fair value of 47.63% equity held by the NCI shareholders.

The Company entered into a put option agreement with the NCI shareholders, with respect to SendCloud’s retained equity. Pursuant to the put option agreement, the NCI shareholders have the right to sell all of SendCloud’s retained equity to the Company within 90 days after SendCloud’s fiscal year ending December 31, 2024, if SendCloud has met each of the annual revenue and net income performance targets from 2022 to 2024.

As the noncontrolling interests are redeemable by such NCI shareholders upon the occurrence of certain events that are not solely within the control of the Company, it was classified as mezzanine equity and the Company recognized the redeemable noncontrolling interest at its fair value of RMB31,397 at the acquisition date.

In December 2023, the NCI shareholders of SendCloud and the Company executed a supplement agreement whereby the NCI shareholders relinquished their rights to put their retained equity back to the Company. As a result, the carrying value of the redeemable noncontrolling interests of RMB30,701 were reclassified as noncontrolling interests within permanent equity.

The following table presents the activity of the redeemable noncontrolling interests balance for the years ended December 31, 2023 and 2024:

	2023	2024
	RMB	RMB	US$
Balance as of January 1	30,552	—	—
Net loss attributable to redeemable noncontrolling interests	(42)	—	—
Adjustment of redeemable noncontrolling interests to redemption value	191	—	—
Reclassification to permanent equity	(30,701)	—	—
Balance as of December 31	—	—	—